Debt, Cash and Cash Equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions		Jun. 30, 2025		Dec. 31, 2024		Jun. 30, 2024	[1]	Dec. 31, 2023	[1]
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		€ 13,200		€ 11,791
Short-term debt and current portion of long-term debt		7,309		4,209
Interest rate and currency derivatives used to manage debt		10		137
Total debt		20,519		16,137
Cash and cash equivalents		(15,359)		(7,441)		€ (6,795)		€ (8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(58)		76
Net debt		5,102	[2]	8,772	[3]
Lease liabilities		1,776		1,906
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		39
Short-term debt and current portion of long-term debt		2
Interest rate and currency derivatives used to manage debt		0
Total debt		41
Cash and cash equivalents		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0
Net debt	[2]	41
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		78
Short-term debt and current portion of long-term debt		0
Interest rate and currency derivatives used to manage debt		(78)
Total debt		0
Cash and cash equivalents		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0
Net debt	[2]	0
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		13,317		11,940
Short-term debt and current portion of long-term debt		7,311		4,218
Interest rate and currency derivatives used to manage debt		(68)		13
Total debt		20,560		16,171
Cash and cash equivalents		(15,359)		(7,441)
Interest rate and currency derivatives used to manage cash and cash equivalents		(58)		76
Net debt	[2]	5,143		8,806
Other bank borrowings		€ 4,905		€ 1,354

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024
[3]	Net debt does not include lease liabilities, which amounted to €1,776 million as of June 30, 2025 and €1,906 million as of December 31, 2024